INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of intangible assets

		As of
	Note	December 31, 2019	June 30, 2020

Customer relationships	8	547,322	693,500
Licenses		6,000	6,000
		553,322	699,500
Less: accumulated amortization		(158,694)	(141,529)
Intangible assets, net		394,628	557,971

Schedule of estimated future amortization expense

Twelve-month periods ending June 30,
2021	76,864
2022	76,924
2023	76,782
2024	71,516
2025	65,814
Thereafter	190,071

Total	557,971